INVESTMENT IN ASSOCIATED COMPANIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
River Box
Schedule of Equity Method Investments [Line Items]
Final dividend distribution	$ 2.9	$ 2.9	$ 2.2
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Ownership percentage of disposed assets	50.10%